Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jul. 05, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO Named Executive Officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO[1] ($)	Summary Compensation Table Total for Second PEO[1] ($)	Compensation Actually Paid to First PEO[1,2,3] ($)	Compensation Actually Paid to Second PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	EBITDA Delivered ($ Millions)
							TSR ($)	Peer Group TSR ($)
2023	—	3,453,662	—	2,691,524	2,165,963	1,807,267	45.40	163.35	(309.5)	213.4
2022	14,274,246	3,476,043	11,257,027	2,066,898	3,099,738	1,952,970	58.69	136.06	(6.6)	304.7
2021	5,150,672	—	3,516,159	—	1,290,711	938,432	78.52	144.89	88.9	209.1
2020	5,757,874	—	5,448,268	—	1,466,461	1,052,550	101.04	122.35	83.8	212.9

1.	The Principal Executive Officer (“PEO”) and Named Executive Officers for the applicable years were as follows:
•
2023: Julie Schertell (“Second PEO”), served as the Company’s Chief Executive Officer for the entirety of 2023 and the Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Gregory Weitzel; Michael W. Rickheim; Mark W. Johnson; and Ricardo Nuñez.

•
2022: Julie Schertell assumed the role of the Company’s President and Chief Executive Officer on July 6, 2022, and Jeffrey Kramer, PhD (“First PEO”), served as the Company’s Chief Executive Officer during 2022 through July 5, 2022. The Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; Michael W. Rickheim; and Tracey Peacock.

•
2021: Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer for the entirety of 2021 and the Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; and Tracey Peacock.

•
2020: Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer for the entirety of 2020 and the Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; and Daniel Lister.

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are based on the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2023	3,453,662	(1,800,426)	1,038,288	2,691,524

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	2,165,963	(363,570)	4,874	1,807,267
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2023	780,963	196,804	—	60,521	—	—	1,038,288

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	109,015	42,608	—	3,274	(150,023)	—	4,874
4.
The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Capped Materials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P SmallCap 600 Capped Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined EBITDA Delivered to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. EBITDA Delivered is a non-GAAP measure. For more information on EBITDA Delivered, please see the “2023 Short-Term Incentive Plan” section of the Compensation Discussion & Analysis in this proxy statement. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name			EBITDA Delivered
Named Executive Officers, Footnote
1.	The Principal Executive Officer (“PEO”) and Named Executive Officers for the applicable years were as follows:
•
2023: Julie Schertell (“Second PEO”), served as the Company’s Chief Executive Officer for the entirety of 2023 and the Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Gregory Weitzel; Michael W. Rickheim; Mark W. Johnson; and Ricardo Nuñez.

•
2022: Julie Schertell assumed the role of the Company’s President and Chief Executive Officer on July 6, 2022, and Jeffrey Kramer, PhD (“First PEO”), served as the Company’s Chief Executive Officer during 2022 through July 5, 2022. The Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; Michael W. Rickheim; and Tracey Peacock.

•
2021: Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer for the entirety of 2021 and the Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; and Tracey Peacock.

•
2020: Jeffrey Kramer, PhD, served as the Company’s Chief Executive Officer for the entirety of 2020 and the Company’s other Named Executive Officers were: R. Andrew Wamser, Jr.; Omar Hoek; Ricardo Nuñez; and Daniel Lister.

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Capped Materials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P SmallCap 600 Capped Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are based on the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2023	3,453,662	(1,800,426)	1,038,288	2,691,524

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2023	780,963	196,804	—	60,521	—	—	1,038,288

Non-PEO NEO Average Total Compensation Amount			$ 2,165,963	$ 3,099,738	$ 1,290,711	$ 1,466,461
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,807,267	1,952,970	938,432	1,052,550
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are based on the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	2,165,963	(363,570)	4,874	1,807,267
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	109,015	42,608	—	3,274	(150,023)	—	4,874

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the S&P SmallCap 600 Capped Materials Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and EBITDA Delivered
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our EBITDA Delivered during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the S&P SmallCap 600 Capped Materials Index over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. (These measures are discussed in the Compensation Discussion and Analysis section of this proxy statement.) The measures in this table are not ranked.
EBITDA Delivered
Synergies Achieved
Free Cash Flow as a Percentage of Net Sales
ROIC
Relative TSR

Total Shareholder Return Amount			$ 45.4	58.69	78.52	101.04
Peer Group Total Shareholder Return Amount			163.35	136.06	144.89	122.35
Net Income (Loss)			$ (309,500,000)	$ (6,600,000)	$ 88,900,000	$ 83,800,000
Company Selected Measure Amount			213,400,000	304,700,000	209,100,000	212,900,000
PEO Name	Julie Schertell	Jeffrey Kramer	Julie Schertell		Jeffrey Kramer	Jeffrey Kramer
Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA Delivered
Non-GAAP Measure Description
5.
We determined EBITDA Delivered to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. EBITDA Delivered is a non-GAAP measure. For more information on EBITDA Delivered, please see the “2023 Short-Term Incentive Plan” section of the Compensation Discussion & Analysis in this proxy statement. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name			Synergies Achieved
Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow as a Percentage of Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name			ROIC
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR
Jeffrey Kramer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 14,274,246	$ 5,150,672	$ 5,757,874
PEO Actually Paid Compensation Amount			0	11,257,027	3,516,159	5,448,268
Julie Schertell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,453,662	3,476,043	0	0
PEO Actually Paid Compensation Amount			2,691,524	$ 2,066,898	$ 0	$ 0
PEO | Julie Schertell [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,800,426)
PEO | Julie Schertell [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,038,288
PEO | Julie Schertell [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			780,963
PEO | Julie Schertell [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			196,804
PEO | Julie Schertell [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Julie Schertell [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			60,521
PEO | Julie Schertell [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Julie Schertell [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(363,570)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,874
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			109,015
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			42,608
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,274
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(150,023)
Non-PEO NEO | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0